COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 23 -	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases premises under various operating leases. Rental expenses under operating leases included in the consolidated statements of comprehensive income were $1,570,900, $1,908,921 and $2,067,416 for the years ended June 30, 2012, 2013 and 2014, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2015	$1,228,098
2016	378,127
2017	78,701
2018	34,580
2019 and onwards	40,343

Total minimum lease payments	$1,759,849

The Company’s lease arrangements have no renewal or purchase options, rent escalation clauses, restriction or contingent rents and are all conducted with third parties.

Capital commitments

As of June 30, 2014, the Company had capital commitments of $3,552,588 which is due in less than one year, mainly for the phase II construction of the Company’s headquarters in Beijing, PRC.

Purchase obligation

As of June 30, 2014, the Company had $233,451,992 in purchase obligations for the coming fiscal year, for purchases of inventories, mainly for fulfillment of in-process or newly entered contracts resulting from the expansion of our operations

Performance guarantee and standby letters of credit

The Company had stand-by letters of credit of $82,042 and outstanding performance guarantees of $47,185,650 as of June 30, 2014, with restricted cash of $10,038,856 pledged to banks. The purpose of the standby letter of credit and performance guarantees is to guarantee that the performance of the Company’s deliveries reach the pre-agreed requirements specified in the integrated solutions sales contracts. The guarantee is to ensure the functionality of the Company’s own work. The disclosed amount of stand-by letters of credit and outstanding performance guarantees represent the maximum potential amount of future payments the Company could be required to make under such guarantee.

The Company accounts for performance guarantees and stand-by letters of credit in accordance with ASC topic 460 (“ASC 460”), Guarantees. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirement only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

Both the performance guarantees and the stand-by letters of credit are for the Company’s commitment of its own future performance, and the outcome of which is within its own control. As a result, performance guarantees and stand-by letters of credit are subject to ASC 460 disclosure requirements only.